Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Inventories [Line Items]
Inventories		$ 480
ZQB [Member]
Inventories [Line Items]
Inventories		92
Online Shopping Mall Inventories [Member]
Inventories [Line Items]
Inventories	[1]	229
Others [Member]
Inventories [Line Items]
Inventories		$ 159

[1]	online shopping mall inventoriesincludeXiaomi TV box, gaming discs etc.